Acquisition of Subsidiaries - Additional Information (Detail) - ComQi Ltd. and its subsidiaries ("ComQi") [member] - TWD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Date of acquisition	Mar. 31, 2018
Description of acquiree	ComQi is engaged in integration service of content management system and hardware.
Proportion of voting equity interests acquired	100.00%
Net revenue of combined entity		$ 307,673,560
Profit (loss) of combined entity		7,956,563
Acquisition-related costs		$ 12,191
Contingent Consideration Arrangements [Member]
Disclosure of detailed information about business combination [line items]
Description of basis for determining amount of payment for contingent consideration arrangements		in the event that ComQi's annual net revenue and annual recurring revenue for the year ended December 31, 2018 are greater than the agreed revenue targets in the agreement, the Company should pay additional consideration of USD4,000 thousand and USD7,000 thousand, respectively, to the original shareholders of ComQi.
Description of estimate of range of undiscounted outcomes from contingent consideration arrangements		USD0 and USD11,000
Fair value discount rate	8.50%
Revenue volatility rate	30.80%
Credit spread	0.88%
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	$ 283,354